Cover Page	12 Months Ended
Dec. 31, 2020
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	Hims & Hers Health, Inc.
Entity Central Index Key	0001773751
Entity Filer Category	Non-accelerated Filer